Note 38 - Subsequent events	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
38
       Subsequent events

RSU and PSU settlement and new grants

On
January 11, 2019,
224,667
PSUs and
69,307
RSUs fully vested. The vested amounts were settled by the issue of
93,664
shares in the Company and
$885
in cash.

Pursuant to the provisions of the
2015
Omnibus Equity Incentive Compensation Plan a further
95,740
PSUs were granted on
January 11, 2019
to certain key management personnel. The PSUs were granted with a service condition and a performance period of three
years. The performance condition will be a function of gold production for the quarter ending
December 31, 2021.
The number of PSUs that will vest will be the PSUs granted multiplied by a performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations agreed on at the date of grant.

RTGS$

On
February 20, 2019
the RBZ issued a monetary policy statement, which allows inter-bank trading between RTGS$ and foreign currencies. This changes the exchange rate, previously pegged
1
RTGS$ to the United States Dollar to a fluctuations exchange rate determined by supply and demand. In terms of this new policy, gold producers will continue to receive
55%
of its gold proceeds in United States Dollar and the balance will be received in RTGS$ at the prevailing inter-bank rate. Blanket will use the RTGS$ proceeds to settle its local liabilities (wages, taxation, electricity and local procurement) and the United States Dollar component to fund offshore purchases. To the extent that Blanket has surplus RTGS$, these could be exchanged for foreign currency. The changes resulting from the monetary policy statement will not
change the primary economic environment in which Blanket Mine operate, however the rate at which monetary items, denominated in RTGS$, are converted to Blanket Mine’s functional currency will fluctuate based on prevailing inter-bank exchange rates.

Export credit incentive

In the monetary policy statement issued on
February 20, 2019
the RBZ announced the cancellation of the ECI.

Gold hedge

On
January 10, 2019
the Company entered into a hedge in respect of
4,500
ounces of gold per month from
February
to
June 2019.
The hedge protects the Company if the gold price falls below
$1,250
per ounce and was entered into by the Company for economic hedging purposes to ensure sufficient cash availability for Blanket’s capital investment plan, not
as a speculative investment.

Indigenisation transaction – Fremiro buy out

On
November 5, 2018
the Company and Fremiro entered into a sale agreement for Caledonia to purchase

Femiro’s
15%
shareholding in Blanket. As at the date of approval of these financial statements the transaction remained subject to, amongst other things, approvals from various Zimbabwean regulatory authorities to be effective. In terms of the sale agreement, the Company plans to issue
727,266
shares at
$7.15
per share to Fremiro for the cancellation of their facilitation loan which stood at
$11,467
as at
June 30, 2018 (
$11,468
at
September 30, 2018)
and the purchase of their
15%
shareholding in Blanket, increasing the Company’s total shareholding in Blanket to
64%.
The Company will continue to consolidate Blanket in the consolidated financial statements.

Eersteling Gold Mining Company Limited

On
May 31, 2018
the Group entered into a new agreement to amend the initial share sale agreement. The amended share sale agreement allowed for a purchase price of $
3
million settled through
three
payments of
$1
million payable on the completion date,
12
and
18
months after the completion date. The share sale agreement was suspensive, subject to the conclusion of the rock dump sale (refer note
10
) and for SH Minerals to obtain funding for the purchase price for the sale. In
February 2019
an amount of
ZAR13
million (
$1
million) was received as payment towards the purchase price. The payment received in
February 2019
effectively transferred the registered and beneficial ownership of Eersteling to SH Minerals and the Group relinquished control.